Off-Balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 245,830,826	$ 325,154,326
Documentary Export and Import Credits	18,275,456	12,228,262
Guarantees Granted	382,550,036	227,846,478
Liabilities for Foreign Trade Operations	$ 18,315,376	$ 10,411,211